Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives by Intangible Assets	Jun. 30, 2024
Software [Member]
Schedule of Estimated Useful Lives by Intangible Assets [Line Items]
Estimated useful lives	3 years